Investment Strategy - Tuttle Capital Space Industry Income Blast ETF	Mar. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide exposure to the share price performance of companies in the Syntax Space Index (the "Underlying Index"), while also generating income through a structured options overlay strategy. The Fund, under normal market conditions, will use equity positions, call options, and synthetic positions to gain long exposure in securities of the Underlying Index equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.
The Fund seeks to achieve economic exposure approximating 100% of the upside performance (before fees and expenses) to the share price performance of companies in the Underlying Index.

In addition, the Fund will obtain the desired exposure through one or more of the following techniques. The Fund will obtain exposure with exchange-traded call options on the Underlying Index, including deep in-the-money call options. The Fund will also invest in exchange-traded call options on specific securities as a means of gaining exposure to those securities without purchasing them outright. A call option gives the Fund the right, but not the obligation, to buy the underlying security at a predetermined price (the “strike price”) within a set timeframe. The Fund will utilize deep in-the-money call options, which have strike prices significantly below the current market price of the underlying security. These options tend to have high sensitivity to changes in the underlying security's price and may closely mirror the performance of directly owning the security, while requiring less capital to establish the position. This approach can provide capital efficiency and flexibility; however, it also involves risks, including potential losses if the underlying security declines in value, limited liquidity in certain option contracts, and the possibility that the options may expire worthless if not managed properly.

Finally, the Fund will also obtain exposure to the Underlying Index through synthetic long positions constructed using long call and short put options on the Underlying Index with the same strike price and expiration date. To achieve a synthetic long exposure to the Underlying Index, the Fund will buy the Underlying Index call options and, simultaneously, sell the Underlying Index put options to try to replicate the price movements of the Underlying Index. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of the Underlying Index at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of the Underlying Index for the duration of the applicable options exposure.

By using this strategy, the Fund seeks to achieve similar investment outcomes with potentially greater capital efficiency. However, synthetic long positions are subject to the risks associated with both call and put options, including the potential for significant losses if the price of the Underlying Index declines. Additionally, the Fund may be exposed to counterparty risk, liquidity risk, and the possibility that the options may not perform as expected in certain market conditions. These positions will be established using both standardized listed options and FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund seeks to generate income for shareholders by employing a put credit spread strategy on the common stock of issuers that comprise the Underlying Index, including common stock of privately held issuers.  Under this strategy, the Fund will sell put options that are near-the-money (i.e., with strike prices close to the current market price of the underlying security) to collect premiums and generate income, while simultaneously purchasing out-of-the-money put options (i.e., with lower strike prices further below the current market price) to hedge against significant downside risk. This results in a net credit to the Fund at initiation, with the maximum profit realized if the underlying security's price remains above the higher strike price at expiration, allowing both options to expire worthless and the Fund keeping its premiums. The Fund’s Adviser will select options based on factors such as implied volatility, time to expiration, and overall market conditions, aiming to balance income generation with risk management, though there is no assurance that the strategy will achieve its objectives or avoid losses. This structure results in a net credit (income) to the Fund. The strike prices may be selected to be in-the-money, at-the-money, or out-of-the-money depending on market conditions. The Fund intends to implement and roll these spreads on a recurring basis. Net premiums received are intended to support the Fund’s income generation objectives.

The Fund intends to make weekly distribution payments to shareholders.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Information About the Syntax Space Index

The Underlying Index is designed to measure the performance of companies with significant exposure (i.e., a majority of their business) to activities relating to space. Eligible groups of space activities include the following:

•GPS, Geospatial, and Location Tracking Technologies: Companies that use satellite signals and other technologies to provide positioning, mapping, and tracking services for navigation, surveying, and logistics.
•Satellite Operators: Companies that own, operate, and manage fleets of satellites to provide communication, broadcast, and data services to customers worldwide.
•Satellite Manufacturing: Companies that design, build, and integrate satellites and their components for a wide range of of applications, including communications, earth observation, and scientific research.
•Space Programs: Companies that provides services to government agencies and private organizations that conduct and manage missions for space exploration, scientific research, and national security purposes.
•Space Shipping and Launch Services: Companies that provide the vehicles, infrastructure, and services necessary for transporting payloads, satellites, and people into Earth's orbit or beyond.
•Spacecraft: Companies that develop and manufacture various vehicles and systems designed for travel and operations in outer space, including crewed capsules, probes, and planetary landers.

The Underlying Index is an equal-weighted index composed of “pure-play” companies, which derive a majority (50% or more) of their business from space-related activities. The Underlying Index is rebalanced and reconstituted on a quarterly basis and applies minimum market capitalization and liquidity standards for constituent inclusion. The Underlying Index’s methodology requires that issuers meet at least five minimum criteria comprised of average daily trading volume, minimum market capitalization ($50 million), minimum float market capitalization, and options liquidity. The Underlying Index will have between 10 to 50 constituent issuers. As of the date of this Prospectus, the Underlying Index had 11 constituent issuers ranging in market capitalization from approximately $200 million to $3 billion.

The Underlying Index is sponsored by Syntax Indices (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Tuttle Capital Management, LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider maintains and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index. Neither the Adviser nor its affiliates has any ability to select Underlying Index components or change the Underlying Index methodology.